LOAN PAYABLE	9 Months Ended
Nov. 30, 2023
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 5 – LOAN PAYABLE

As of November 30, 2023 and February 28, 2023, the Company has a loan payable to a third party of $111,395 and $111,395, respectively. The loan is non-interest bearing and due on demand.